Income Taxes (Details 4) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Reconciliation of the Company's total gross unrecognized income tax benefits
Unrecognized Income Tax Benefits at beginning of the year	$ 1,842	$ 1,860	$ 2,004
Current year tax positions	153	130	183
Prior year tax positions	50	46	(51)
Expirations of statutes of limitations	(273)	(194)	(167)
Settlements	(591)		(109)
Unrecognized Income Tax Benefits at end of year	$ 1,181	$ 1,842	$ 1,860